Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of property, plant and equipment by class of assets

	Land, buildings and improvement	Equipment and other assets (1)	Assets under construction (2)	Exploration and development costs (3)	Right-of-use assets	Total
Balance at January 1, 2023	2,538	55,147	14,838	38,434	19,212	130,169
Cost	4,343	105,429	23,938	67,581	29,670	230,961
Accumulated depreciation and impairment (4)	(1,805)	(50,282)	(9,100)	(29,147)	(10,458)	(100,792)
Additions	−	528	11,919	12	15,177	27,636
Decommissioning costs - Additions to / review of estimates	−	−	−	2,672	−	2,672
Capitalized borrowing costs	−	−	1,277	−	−	1,277
Signature Bonuses Transfers (5)	−	−	−	16	−	16
Write-offs	(11)	(304)	(86)	(74)	(156)	(631)
Transfers (6)	58	5,531	(7,058)	1,754	1	286
Transfers to assets held for sale	(16)	(36)	99	(241)	(85)	(279)
Depreciation, amortization and depletion	(84)	(5,079)	−	(4,711)	(5,432)	(15,306)
Impairment recognition (note 26)	−	(1,689)	(883)	(314)	(39)	(2,925)
Impairment reversal (note 26)	3	101	9	1	28	142
Translation adjustment	199	4,210	1,401	2,883	1,674	10,367
Balance at December 31, 2023	2,687	58,409	21,516	40,432	30,380	153,424
Cost	4,634	118,173	31,467	74,809	44,829	273,912
Accumulated depreciation and impairment (4)	(1,947)	(59,764)	(9,951)	(34,377)	(14,449)	(120,488)

Balance at January 1, 2022	2,383	53,126	16,922	35,847	17,052	125,330
Cost	4,080	98,085	25,954	61,906	26,382	216,407
Accumulated depreciation and impairment (4)	(1,697)	(44,959)	(9,032)	(26,059)	(9,330)	(91,077)
Additions	−	841	7,525	48	7,126	15,540
Decommissioning costs - Additions to / review of estimates	−	−	−	3,269	−	3,269
Capitalized borrowing costs	−	−	1,021	−	−	1,021
Signature Bonuses Transfers (5)	−	−	−	1,177	−	1,177
Write-offs	(20)	(746)	(2,152)	(667)	(1,469)	(5,054)
Transfers (6)	130	5,162	(8,611)	3,617	2	300
Transfers to assets held for sale	(27)	(1,874)	(410)	(1,976)	(140)	(4,427)
Depreciation, amortization and depletion	(88)	(4,746)	−	(5,306)	(4,478)	(14,618)
Impairment recognition (note 26)	−	(693)	(605)	(142)	(13)	(1,453)
Impairment reversal (note 26)	−	223	15	52	−	290
Translation adjustment	160	3,854	1,133	2,515	1,132	8,794
Balance at December 31, 2022	2,538	55,147	14,838	38,434	19,212	130,169
Cost	4,343	105,429	23,938	67,581	29,670	230,961
Accumulated depreciation and impairment (4)	(1,805)	(50,282)	(9,100)	(29,147)	(10,458)	(100,792)
(1) It is composed of production platforms, refineries, thermoelectric power plants, natural gas processing plants, pipelines, and other operating, storage and production plants, including subsea equipment for the production and flow of oil and gas, depreciated based on the units of production method.
(2) See note 13 for assets under construction by operating segment.
(3) It is composed of exploration and production assets related to wells, abandonment and dismantling of areas, signature bonuses associated with proved reserves and other costs directly associated with the exploration and production of oil and gas.
(4) In the case of land and assets under construction, it refers only to impairment losses.
(5) Transfers from intangible assets. In 2023, it refers to the declaration of commerciality of the Manjuba, Espadim, Raia Manta and Raia Pintada fields. In 2022, it relates to Itapu, Sépia and Atapu.
(6) It mainly includes transfers between classes of assets and transfers from advances to suppliers.

Schedule of useful life of assets

Asset	Weighted average useful life in years
Buildings and improvement	40 (between 25 and 50)
Equipment and other assets	20 (between 3 to 31) - except assets by the units of production method
Exploration and development costs	Units of production method
Right-of-use	8 (between 2 and 47)

Schedule of estimated useful life of buildings and improvements, equipment and other assets

	Buildings and improvements, equipment and other assets

Estimated useful life	Cost	Accumulated depreciation	Balance at December 31, 2023
5 years or less	6,065	(5,111)	954
6 - 10 years	8,312	(6,477)	1,835
11 - 15 years	5,811	(2,357)	3,454
16 - 20 years	31,428	(19,908)	11,520
21 - 25 years	33,217	(9,294)	23,923
25 - 30 years	12,915	(4,270)	8,645
30 years or more	5,417	(2,138)	3,279
Units of production method	19,503	(12,150)	7,353
Total	122,668	(61,705)	60,963
Buildings and improvements	4,495	(1,941)	2,554
Equipment and other assets	118,173	(59,764)	58,409

Schedule of accumulated depreciation and impairment

	Platforms	Vessels	Properties	Total
Balance at December 31, 2023	19,056	9,204	2,120	30,380
Cost	23,859	18,000	2,970	44,829
Accumulated depreciation and impairment	(4,803)	(8,796)	(850)	(14,449)
Without contractual readjustment clauses	−	(7,103)	(168)	(7,271)
With contractual readjustment clauses - Brazil	(4,803)	(225)	−	(5,028)
With contractual readjustment clauses – abroad	−	(1,468)	(682)	(2,150)
Balance at December 31, 2022	9,211	8,254	1,747	19,212
Cost	12,604	14,788	2,278	29,670
Accumulated depreciation and impairment	(3,393)	(6,534)	(531)	(10,458)
Without contractual readjustment clauses	−	(5,322)	(64)	(5,386)
With contractual readjustment clauses - Brazil	(3,393)	(218)	−	(3,611)
With contractual readjustment clauses – abroad	−	(994)	(467)	(1,461)